Income Taxes (Q3) (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Effective tax rate	0.00%	0.00%	0.00%	0.00%